RIGGS FUNDS

RIGGS STOCK FUND
RIGGS SMALL COMPANY STOCK FUND
RIGGS LARGE CAP GROWTH FUND
RIGGS U.S. GOVERNMENT SECURITIES FUND
RIGGS BOND FUND
RIGGS INTERMEDIATE TAX FREE BOND FUND
RIGGS LONG TERM TAX FREE BOND FUND
RIGGS PRIME MONEY MARKET FUND
RIGGS U.S. TREASURY MONEY MARKET FUND

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000
-------------------------------------------------------------------------------

Under the section entitled "SECURITIES IN WHICH THE FUNDS INVEST" please replace the current chart with the following:

--------------------------------------------------------------------------------------------
SECURITIES               STOCK   SMALL  LARGE   U.S.        BOND INTERMEDIATE   LONG    PRIME  U.S.
                         FUND    COMPANYCAP     GOVERNMENT  FUND TAX FREE       TERM    MONEY  TREASURY
                                 STOCK  GROWTH  SECURITIES       BOND FUND      TAX     MARKET MONEY
                                 FUND   FUND     FUND                           FREE    FUND   MARKET
                                                                                BOND           FUND
                                                                                FUND
AGENCY SECURITIES         A     A       A        P          A       A           A      P      N
--------------------------------------------------------------------------------------------
 AMERICAN DEPOSITORY      A     A       P        N          A       N           N      N      N
 RECEIPTS 1

--------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES   N     N       N        A          A       N           N      N      N
--------------------------------------------------------------------------------------------
BANK INSTRUMENTS          A     A       A        A          A       A           A      P      N
--------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE   N     N       N        P          A       N           N      N      N
OBLIGATIONS

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER 2, 3     A     A       A        A          P       A           A      P      N
--------------------------------------------------------------------------------------------
COMMON STOCKS             P     P       P        N          A       N           N      N      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES    A     A       A        N          P       A           A      N      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
CORPORATE DEBT            A     A       A        A          P       A        A       P      N
OBLIGATIONS 4

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
CREDIT ENHANCEMENT 5      N     N       A        N          A       P        P       P      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
DEMAND INSTRUMENTS        A     A       A        A          A       A        A       A      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
FOREIGN SECURITIES        A     A       A        N          A       N        N      N      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
FUTURES AND OPTIONS       A     A       A        A          A       A        A      N      N
TRANSACTIONS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS  N     N       N        N          N       P        P      A      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
INSURANCE CONTRACTS       N     N       N        N          A       N        N      A      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
INVERSE FLOATERS          N     N       N        N          A       A        A      N      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
MORTGAGE BACKED           N     N       N        P          A       N        N      N      N
SECURITIES

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES      N     N       N        N          P       P        P      N      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
PREFERRED STOCKS          A     A       P        N          P       N        N      N      P
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
PRIVATE ACTIVITY BONDS    N     N       N        N          N       P        P      A      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT    N     A       A        N          A       N        N      N      N
TRUSTS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS     A     A       P        A          P       P        P      A      P
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
REVERSE REPURCHASE        A     A       A        A          A       A        A      A      A
AGREEMENTS

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SECURITIES OF OTHER       A     A       A        A          A       A        A      A      A
INVESTMENT COMPANIES

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
SPECIAL REVENUE BONDS     N     N       N        N          N       P        P      A      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
TREASURY SECURITIES       A     A       A        P          A       A        A      P      P
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND      A     A       A        A          A       P        P      P      N
NOTES

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
WARRANTS                  A     A       A        N          A       N        N      N      N
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
WHEN-ISSUED TRANSACTIONS  A     A       P        A          P       P        P      A      A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
ZERO COUPON SECURITIES    N     N       N        N          A       A        A      N      N
--------------------------------------------------------------------------------------------



                                                                January 26, 2001





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